Note 1 - Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Internet Initiative Japan Inc. (“IIJ,” a Japanese corporation) was founded in
December 1992
to develop and operate Internet access services and other Internet-related services in Japan. As of
March 31, 2018,
26.9%
of IIJ’s voting shares were jointly owned by Nippon Telegraph and Telephone Corporation (“NTT”) and its subsidiary. IIJ and its subsidiaries (collectively, the “Company”) provide customers substantially operating in Japan with Internet connectivity services, Wide Area Network (“WAN”) services and outsourcing services. The Company also provides systems integration which consists of systems construction and systems operation and maintenance. In addition, a subsidiary of IIJ provides Automated Teller Machines (“ATM”) operation services.

Certain Significant Risks and Uncertainties

The Company relies on telecommunications carriers for a significant portion of its network backbone, on regional NTT subsidiaries, electric power companies and their affiliates for local connections to customers and NTT DoCoMo Inc. (“NTT Docomo”) for mobile connectivity as an MVNO. Currently, NTT Communications Corporation, a wholly owned subsidiary of NTT, and NTT Docomo are major providers of network infrastructure for the Company. The Company believes that its use of multiple carriers and suppliers significantly mitigates the risk of damages from service disruptions. However, any disruption of telecommunication services could have an adverse effect on operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of accounts receivable. The Company’s management believes that the risks associated with accounts receivable are mitigated by the large number of customers comprising its customer base and its credit line control. The Company also conducts an evaluation of a new customer’s financial condition at the inception of a transaction and continuously monitors delays in payment for each customer.

Summary of Significant Accounting Policies

Basis of Presentation—
IIJ maintains its records and prepares its financial statements in accordance with generally accepted accounting principles in Japan. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to generally accepted accounting principles in the United States of America (“U.S. GAAP”). These adjustments were not
recorded in the statutory accounts.

Consolidation—
The consolidated financial statements include the accounts of IIJ and all of its subsidiaries, which are IIJ Engineering Inc. (“IIJ-EG,” which was renamed from Net Care, Inc.), IIJ America, Inc. (“IIJ-America”), Netchart Japan Inc. (“NCJ”), hi-ho Inc. (“hi-ho”), Trust Networks Inc. (“Trust Networks”), IIJ Innovation Institute Inc. (“IIJ-II”), IIJ Global Solutions Inc. (“IIJ-Global”), IIJ Europe Limited (“IIJ-Europe”), RYUKOSHA NETWARE Inc. (“RYUKOSHA”) and
eight
other foreign subsidiaries. All of the subsidiaries, except for IIJ-America, IIJ-Europe and other foreign subsidiaries, have fiscal years ending
March 31.
IIJ-America, IIJ-Europe and other foreign subsidiaries’ fiscal year-end is
December 31
and such date was used for purposes of preparing the consolidated financial statements as it is not
practicable for the foreign subsidiaries to report their financial results as of
March 31.
There were
no
significant events that occurred during the intervening period that would require adjustment to or disclosure in the accompanying consolidated financial statements. Intercompany transactions and balances have been eliminated in consolidation.

Investments in companies over which IIJ has significant influence but not
control are accounted for by the equity method. For other-than-temporary declines in the value of investments in equity method investees below the carrying amount, the investments are reduced to fair value and an impairment loss is recognized. Equity method goodwill, which is the portion of the difference between the cost of an investment and the amount of underlying equity in net assets of an investee, is not
amortized, but equity method investments are continuously reviewed for impairment in accordance with Accounting Standards Codification (“ASC”)
323,
“Investments-Equity Method and Joint Ventures.”

A subsidiary or equity method investee
may
issue its shares to
third
parties at amounts per share in excess of or less than the Company’s average per share carrying value. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions.

Use of Estimates—
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation allowances for deferred tax assets, allowance for doubtful accounts, determination of pension benefit costs and obligations, estimated useful lives of fixed assets and intangible assets with finite useful lives and impairment of long-lived assets, goodwill and intangible assets deemed to have indefinite useful lives. Actual results could differ from those estimates.

Revenue Recognition—
Network service revenues are billed and recognized monthly on a straight-line basis. Initial setup fees received in connection with network services are deferred and recognized over the estimated average period of the subscription for each service.

System integration revenue involves
one
or more of the following deliverables:

・	System construction services―include all or some of the following elements depending on arrangements to meet each of our customer's requirements: consulting, project planning, system design, and the development of network systems. These services also include the installation of software as well as configuration and installation of hardware.

・	Software―we resell third -party software such as Oracle and Windows to our customers, which are installed by us during the system development process.

・	Hardware―we also resell
third
-party hardware, primarily servers, switches and routers, which we install during the system development process. The hardware is generic hardware that is often sold by third
-party manufacturers and resellers.

・	Monitoring and operating services―we monitor our customer's network activity and Internet connectivity to detect and report problems. We also provide constant data backup services.

・	Hardware and software maintenance services―we repair or replace any malfunctioning parts of hardware. We examine software faults and provide suitable solutions to customers.

The system construction services are generally delivered over a three
-month period. All hardware and software are delivered and installed during this period. Customers are required to pay a specified fixed fee that is not
payable until after the system construction has been completed and accepted by our customers.

Monitoring, operating, and hardware and software maintenance services generally commence once our customers have accepted the systems, and contract periods are generally from one
to
five
years. Our contracts include a stated annual fee for these services.

For multiple-element arrangements that include system construction services, hardware, software essential to the hardware product’s functionality and undelivered non-software services (e.g., monitoring and operating services), the Company allocates revenue to all deliverables based on their relative selling prices. The Company uses a hierarchy to determine the selling price to be used for allocating revenue to the deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii)
third
-party evidence of the selling price (“TPE”) and (iii) best estimate of the selling price (“ESP”). The allocation of revenue is based mainly on the Company’s ESPs except for certain undelivered non-software services for which VSOE has been established. The Company’s process for determining its ESP for deliverables includes various factors that may
vary depending on the circumstances and specific characteristics related to each deliverable. In developing the ESP, the Company considers customer demand, the existence and effect of competitors, general profit margin realized in the marketplace, volume of the transactions, the Company’s internal costs of providing the deliverables, the profit objectives including targeted and historical margins realized on similar sales to similar customers and the historical pricing practices.

The method used to account for each unit and the period over which each unit of accounting is recognized are as follows:

・	Revenue allocated to system construction services is accounted for using contract accounting. System construction service revenues, which are generally completed within three
months, are recognized based on the completed-contract method in compliance with ASC
605
-
35
-
25
-
92
because the Company is unable to bill customers and the title to the constructed network system is not
transferred to the customers unless they are satisfied with and accept the completed systems.

・	Revenue related to the hardware and software essential to the hardware product’s functionality is not
recognized until the customer acceptance is received because title to the hardware and software do not
transfer to our customers until formal acceptance is received.

・	Revenue related to undelivered non-software services (monitoring, operating and hardware maintenance services) is recognized on a straight-line basis over the contract period.

The Company also enters into multiple-element arrangements for system integration services that include software not
essential to the hardware product’s functionality and software-related services and accounts for them in accordance with ASC
985
-
605,
“Software-Revenue Recognition.” The Company has been able to establish VSOE of fair value of the software-related services based on separate renewal contracts of the services that are consistently priced within a narrow range. The Company allocates revenue to such services based on VSOE and recognizes the revenues on a straight-line basis over the contract period. The Company allocates the residual amount to the software.

Equipment sales revenues are recognized when equipment is delivered and accepted by the customer.

The Company evaluates whether it is appropriate to record the gross amount of revenues and related costs or the net amount earned in reporting system construction services and equipment sales, depending on whether the Company functions as the principal or agent.

The ATM operation business revenues consist primarily of commissions for each withdrawing transaction with the use of ATMs. The ATM commission collected from each withdrawal is aggregated every month and recognized as ATM operation revenues.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Cash and Cash Equivalents—
Cash and cash equivalents includes time deposits with original maturities of three
months or less.

Allowance for Doubtful Accounts—
An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon the Company's past credit loss experience and an evaluation of potential losses in the receivables outstanding.

Other Investments—
The Company classifies its marketable equity and debt securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss). The cost of securities sold is determined based on average cost.

The Company reviews the fair value of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other-than-temporary. If the decline in value is judged to be other-than-temporary, the cost basis of the investment is written down to fair value. Other-than-temporary declines in value are determined taking into consideration the extent of decline in fair value, the length of time that the decline in fair value below cost has existed, the financial condition and near-term prospects of the issuer, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value and events that might accelerate the recognition of impairment. For debt securities for which the declines are deemed to be other-than-temporary and there is no
intent to sell and it is
not
more likely than
not
that the Company will be required to sell the securities before the recovery of the amortized cost basis, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell or it is more likely than not
that the Company will be required to sell the securities before the recovery of the amortized cost basis, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, the resulting realized loss is recognized in earnings in the period in which the decline is deemed to be other-than-temporary.

Non-marketable equity securities are carried at cost as fair value is not
readily determinable. When the Company evaluates whether non-marketable equity securities are impaired or not,
the Company evaluates
first
whether an event or change in circumstances has occurred in the period that may
have significant adverse effect on the fair value of the securities (an impairment indicator). The Company uses such impairment indicators as follows:

・	A significant deterioration in the earnings performance or business prospects of the investee.

・	A significant adverse change in the regulatory, economic, or technological environment of the investee.

・	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.

・	A recent example of the new issuance of a security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Inventories—
Inventories consist mainly of network equipment purchased for resale and work-in-process for construction of network systems. Network equipment purchased for resale is stated at the lower of cost, which is determined by the average-cost method, or net realizable value. Work-in-process for development of network systems is stated at the lower of actual production costs, including overhead cost, or net realizable value. Inventories are reviewed periodically and items considered to be slow-moving or obsolete are written down to their estimated net realizable value.

Leases—
Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments during the lease term. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Operating lease payments are recognized as expense on a straight-line basis over the lease term.

Sales-Type Leases—
The Company has some sales-type lease agreements with customers. The Company recognizes revenues on sales-type leases when the assets under lease are delivered to and accepted by the customers. The revenue recognized is calculated at the net present value of the future receipt amounts. Interest income in sales-type leases is recognized in other income using the interest method.

Property and Equipment—
Property and equipment are recorded at cost. Depreciation and amortization of property and equipment, including capitalized software and capital leases, are computed principally using the straight-line method based on either the estimated useful lives of the assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

	Range of Useful Lives (in years)
Data communications, office and other equipment	2	to	20
Buildings		20
Leasehold improvements	4	to	20
Capitalized software	5	to	7
Capital leases	4	to	6

Impairment of Long-Lived Assets—
Long-lived assets consist principally of property and equipment, including those items leased under capital leases and amortized intangible assets. The Company evaluates the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may
not
be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying amount of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying amount of the asset or asset group, an impairment loss has occurred and the loss would be recognized during the period for the difference between the carrying amount of the asset or asset group and estimated fair value.
Goodwill and Intangible Assets—
Goodwill and intangible assets that are deemed to have indefinite useful lives are not
amortized, but are subject to impairment testing. Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company performs annual impairment tests on
March 31.
If the carrying amount of a reporting unit exceeds its fair value, the Company then performs the second
step of the goodwill impairment test to measure the amount of impairment loss, if any. Intangible assets with finite useful lives, consisting of customer relationships, are amortized using a non-straight-line basis based on the pattern of expected future economic benefit over the estimated useful lives, which range from
10
to
19
years.

Asset Retirement Obligations—
The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depreciated for the period the Company has estimated.

Pension and Severance Indemnities Plans—
The Company has defined benefit pension plans and severance indemnities plans. The cost of the pension plans and severance indemnities plans are accrued based on amounts determined using actuarial methods. In addition, the Company has defined contribution pension plans. The costs of defined contribution pension plans are charged to expenses when incurred.

Income Taxes—
Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not
that a tax benefit will
not
be realized.

The Company recognizes the financial statement effect of uncertain tax positions when it is not,
based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-
not
recognition threshold are measured at the largest amount of benefit that is greater than
50%
likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.

Foreign Currency Translation—
The assets and liabilities of a foreign subsidiary and an equity method investee are translated into Japanese yen at the respective year-end exchange rates. All income and expense accounts are translated at average rates of exchange. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

Foreign currency assets and liabilities are stated at the amount as computed by using year-end exchange rates and the resulting transaction gain or loss is recognized in earnings.

Stock-Based Compensation—
The Company measures and records the compensation cost from stock compensation-type stock options based on fair value. The fair value of the stock option is measured on the date of grant using the Black-Scholes option-pricing model, and amortized over the requisite service period. The compensation cost is mainly included in “General and administrative” expenses.

Research and Development Costs—
Research and development costs are expensed as incurred.

Advertising—
Advertising costs are expensed as incurred and are recorded in “Sales and marketing.”

Basic and Diluted Net Income Attributable to Internet Initiative Japan Inc. per Common Share—
Basic net income attributable to Internet Initiative Japan Inc. per common share is computed by dividing net income attributable to Internet Initiative Japan Inc. by the weighted-average number of shares of common stock outstanding during the year. Diluted net income attributable to Internet Initiative Japan Inc. per common share reflects the potential dilutive effect of stock options.

Other Comprehensive Income (Loss)—
Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of a foreign subsidiary, unrealized gains or losses on available-for-sale securities and defined benefit pension plan adjustments.

Segment Reporting—
ASC
280,
“Segment Reporting”, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise that engage in business activities from which it may
earn revenues and incur expense and for which separate financial information is available that is evaluated regularly by the chief operation decision-maker in deciding how to allocate resources and in assessing performance.

The Company provides a comprehensive range of network solutions to meet its customers’ needs by cross-selling a variety of services, including Internet connectivity services, WAN services, outsourcing services, systems integration and sales of network-related equipment, and ATM operation services. The Company’s chief operating decision-maker, who is the Company’s Chief Operating Officer ("COO"), regularly reviews the revenue and cost of sales of the Company’s two
operating segments the Network service and systems integration business segment and the ATM operation business segment. The COO also makes decisions regarding how to allocate resources and assess performance based on these segments.

New Accounting Guidance

In
July 2015,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2015
-
11,
“Inventory (Topic
330
): Simplifying the Measurement of Inventory,” which applies to inventory that is measured using the first
-in,
first
-out method (“FIFO”) or average cost methods. Under the updated guidance, an entity should measure inventory within the scope of the guidance at the lower of cost or net realizable value, which is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory that is measured using the last-in, first
-out method (“LIFO”). This ASU is effective for annual and interim periods beginning after
December 15, 2016
and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Company adopted this ASU in the first
quarter beginning
April 1, 2017.
The adoption of this ASU did
not
have a material impact on the Company’s financial position or results of operations.

In
November 2015,
the FASB issued ASU
2015
-
17,
“Balance Sheet Classification of Deferred Taxes (Topic
740
)” which changes how deferred taxes are classified on our balance sheets. This ASU requires all deferred tax assets and liabilities to be classified as non-current. This ASU is effective for annual and interim periods beginning after
December 15. 2016,
with early adoption permitted. The Company adopted this ASU in the first
quarter beginning
April 1, 2017
with prospective application. Prior periods were
not
retrospectively adjusted. Current deferred tax assets and liabilities included in the consolidated balance sheets as of
March 31, 2017
are
¥1,298,469
thousand and
¥108,994
thousand, respectively.

Accounting Guidance Issued But
Not
Adopted as of
March 31, 2018

In
May 2014,
the FASB issued ASU
2014
-
09,
“Revenue from Contracts with Customers (Topic
606
),” to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP and International Financial Reporting Standards. This guidance also requires an entity to improve disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

ASU
2015
-
14,
“Revenue from Contracts with Customers: Deferral of the Effective Date,” which was issued in
August 2015,
revised the effective date for ASU
2014
-
09
to annual and interim periods beginning after
December 15, 2017,
with early adoption permitted, but
not
earlier than the original effective date of annual and interim periods beginning after
December 15, 2016,
for public entities.

In
March 2016,
the FASB issued ASU
2016
-
08,
"Revenue from Contracts with Customers (Topic
606
): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)," which is an amendment to ASU
2014
-
09
on assessing whether an entity is a principal or an agent in a revenue transaction. This amendment addresses implementation issues that were discussed by the Revenue Recognition Transition Resource Group ("TRG") to clarify the principal versus agent assessment and provide for a more consistent application. This new standard has the same effective date and transition requirements as ASU
2014
-
09.

The guidance permits
two
methods of adoption. The Company currently plans to adopt the standard using the “modified retrospective method.” Under that method, the Company will apply the rules to all contracts existing as of
April 1, 2018,
recognizing in beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosures comparing results to previous accounting standards.

The Company expects revenue recognition for its broad portfolio of hardware, software and services to remain largely unchanged. However, the guidance is expected to change the allocation of contract revenues between various services and equipment and the timing of revenue recognition for certain nonrefundable upfront fees.

Although the Company expenses sales commissions as incurred, the requirements in the new standard to capitalize certain in-scope sales commissions will not
result in a significant change to the Company’s results. However, the requirement to defer such incremental contract acquisition costs and recognize them over the contract period or expected customer life will result in the recognition of a deferred charge on the Company’s balance sheets.

The Company is in the process of finalizing the assessment of the impact of adopting this guidance and expects that the adoption will not
have a material impact on the Company’s results of operations and financial position.

In
January 2016,
the FASB issued ASU
2016
-
01,
"Financial Instruments - Overall (Subtopic
825
-
10
): Recognition and Measurement of Financial Assets and Financial Liabilities," which amends the guidance in U.S. GAAP on the classification and measurement of financial instruments. Changes to the current guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the ASU clarifies guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The new standard is effective for fiscal years and interim periods beginning after
December 15, 2017,
and upon adoption, an entity should apply the amendments by means of a cumulative effect adjustment to the balance sheet at the beginning of the first
reporting period in which the guidance is effective. Early adoption is not
permitted, except for the provision to record fair value changes for financial liabilities under the fair value option resulting from instrument-specific credit risk in other comprehensive income. The Company anticipates that the adoption of this guidance will increase the volatility of the Company’s other income (expenses), resulting from the remeasurement of the Company’s equity securities.

In
February 2016,
the FASB issued ASU
2016
-
02,
"Leases (Topic
842
)," which requires organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance requires that a lessee recognizes assets and liabilities for leases with lease terms of more than twelve
months and the recognition, presentation and measurement in the financial statements will depend on its classification as a finance or operating lease. In addition, the new guidance will require disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases.
Lessor accounting remains largely unchanged from current U.S. GAAP, but does contain some targeted improvements to align with ASU
2014
-
09.
ASU
2016
-
02
is effective for fiscal years and interim periods within those fiscal years, beginning after
December 15, 2018,
using a modified retrospective approach, and early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.

In
August 2016,
the FASB issued ASU
2016
-
15,
"Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments," which addresses the diversity of practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows with respect to eight
specific cash flow issues. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2017.
The Company is currently evaluating the impact of adopting this guidance.